Issued share capital, share premium account and share options (Tables)	12 Months Ended
Mar. 31, 2023
Issued share capital, share premium account and share options
Schedule of share capital

	At March 31,
	2023	2022	2021
	€M	€M	€M
Authorized/Share Capital reorganization
1,550,000,000 ordinary equity shares of 0.600 euro cent each	9.3	9.3	9.8
1,368,000,000 'B' Shares of 0.050 euro cent each	0.7	0.7	0.7
1,368,000,000 Deferred shares of 0.050 euro cent each	0.7	0.7	0.7
	10.7	10.7	11.2
Allotted, called-up and partly paid:
1,128,062,028 ordinary equity shares of 0.600 euro cent each	—	—	6.7
1,134,528,528 ordinary equity shares of 0.600 euro cent each	—	6.8	—
1,138,674,528 ordinary equity shares of 0.600 euro cent each	6.9	—	—

Schedule of share premium account

	At March 31,
	2023	2022	2021
	€M	€M	€M
Balance at beginning of year	1,328.2	1,161.6	738.5
Net proceeds from shares issued	31.7	46.8	423.1
Share premium receivable on shares issued	20.0	119.8	—
Balance at end of year	1,379.9	1,328.2	1,161.6

Schedule of share options outstanding

	Share	Weighted Avg.
	Options	Exercise
	M	Price (€)
Outstanding at March 31, 2020	34.8	9.57
Granted	—	—
Forfeited	(1.2)	11.56
Exercised	(3.6)	6.42
Outstanding at March 31, 2021	30.0	9.83
Granted	—	—
Forfeited	(0.7)	12.98
Exercised	(6.5)	7.23
Outstanding at March 31, 2022	22.8	10.57
Granted	—	—
Forfeited	—	—
Exercised	(4.1)	7.64
Outstanding at March 31, 2023	18.7	11.24

Schedule of range of exercise prices and weighted average remaining contractual life

		No.	Remaining
	Exercise	options	contractual
	price	outstanding	life
	€	M	(years)
Vested	6.25	—	—
Vested	6.74	—	—
Vested	8.35	—	—
	11.12	17.0	3.9
Vested	12.00	1.6	1.4
Vested	14.40	0.1	1.4
Vested	17.55	—	—
Weighted average	11.24	18.7	3.67